Multi-Hedge Strategies Fund
Multi-Hedge Strategies Fund
Rydex Series Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX SERIES FUNDS

Multi-Hedge Strategies Fund

Supplement dated February 18, 2015 to the Summary Prospectuses and Statutory Prospectuses (collectively, the “Prospectuses”) dated May 1, 2014, as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

On February 11, 2015, the Board of Trustees of Rydex Series Funds (the “Trust”) approved a change to the principal investment strategies of the Trust’s Multi-Hedge Strategies Fund (the “Fund”) to allow the Fund to invest in one or more variations of the strategies currently described in the Fund’s Prospectuses. Therefore, effective immediately, under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary,” the first paragraph and corresponding strategies listed thereunder are deleted in their entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics.

Long/Short Equity—Pursuant to long/short equity investment strategies, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral—Pursuant to equity market neutral investment strategies, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies—Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities;

Merger Arbitrage—Pursuant to merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro—Pursuant to global macro strategies, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

Please retain this supplement for future reference.

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